SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION

We define segment results as income (loss) before interest expense, interest income, other operating income (expense), and income taxes, and include the operating results of non-consolidated affiliates. Consistent with the guidance in ASC 280 “Segment Reporting” (ASC 280), we have determined it is appropriate to include the operating results of non-consolidated affiliates in the relevant segment financial results. Beginning in the fourth quarter of 2015, we modified our reportable segments due to changes in our organization resulting from the Acquisition. We have three operating segments: Chlor Alkali Products and Vinyls, Epoxy and Winchester. For segment reporting purposes, the Acquired Business’s Global Epoxy operating results comprise the newly created Epoxy segment and the Acquired Chlor Alkali Business operating results combined with our former Chlor Alkali Products and Chemical Distribution segments comprise the newly created Chlor Alkali Products and Vinyls segment. The new reporting structure has been retrospectively applied to the financial results for all periods presented. The three operating segments reflect the organization used by our management for purposes of allocating resources and assessing performance. Chlorine used in our Epoxy segment is transferred at cost from the Chlor Alkali Products and Vinyls segment. Sales and profits are recognized in the Chlor Alkali Products and Vinyls segment for all caustic soda generated and sold by Olin.

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Sales:	($ in millions)
Chlor Alkali Products and Vinyls	$733.0	$341.2	$1,437.3	$680.5
Epoxy	450.0	—	910.2	—
Winchester	181.0	194.2	364.7	372.9
Total sales	$1,364.0	$535.4	$2,712.2	$1,053.4
Income (loss) before taxes:
Chlor Alkali Products and Vinyls	$30.7	$27.4	$98.8	$51.5
Epoxy	—	—	8.2	—
Winchester	31.2	33.9	59.9	63.7
Corporate/other:
Pension income	12.6	7.4	24.8	14.5
Environmental expense	(2.4)	(5.1)	(5.1)	(5.8)
Other corporate and unallocated costs	(23.9)	(13.2)	(53.5)	(35.3)
Restructuring charges	(8.2)	(0.7)	(101.0)	(1.9)
Acquisition-related costs	(16.3)	(10.5)	(26.5)	(20.9)
Other operating (expense) income	(0.2)	42.4	10.7	42.2
Interest expense	(47.6)	(18.2)	(96.1)	(25.3)
Interest income	0.5	0.3	0.8	0.6
Income (loss) before taxes	$(23.6)	$63.7	$(79.0)	$83.3